Earnings per share	9 Months Ended
Jul. 31, 2020
Text block [abstract]
Earnings per share
Note 12.    Earnings per share

	For the three months ended			For the nine months ended
$ millions, except number of shares and per share amounts	2020 Jul. 31	2020 Apr. 30	2019 Jul. 31	2020 Jul. 31	2019 Jul. 31
Basic earnings per share
Net income attributable to equity shareholders	$1,170	$400	$1,392	$2,775	$3,911
Less: Preferred share dividends and premiums	31	30	28	92	79
Net income attributable to common shareholders	$1,139	$370	$1,364	$2,683	$3,832
Weighted-average common shares outstanding (thousands)	445,416	444,739	444,868	445,137	443,976
Basic earnings per share	$2.56	$0.83	$3.07	$6.03	$8.63
Diluted earnings per share
Net income attributable to common shareholders	$1,139	$370	$1,364	$2,683	$3,832
Weighted-average common shares outstanding (thousands)	445,416	444,739	444,868	445,137	443,976
Add: Stock options potentially exercisable (1) (thousands)	294	302	638	378	735
Add: Restricted shares and equity-settled consideration (thousands)	184	147	409	196	433
Weighted-average diluted common shares outstanding (thousands)	445,894	445,188	445,915	445,711	445,144
Diluted earnings per share	$2.55	$0.83	$3.06	$6.02	$8.61
(1)
Excludes average options outstanding of 4,839,980 (April 30, 2020: 4,839,980; July 31, 2019: 2,529,718) with a weighted-average exercise price of $108.08 (April 30, 2020: $108.08; July 31, 2019: $113.74) for the quarter ended July 31, 2020, and average options outstanding of 4,387,057 (July 31, 2019: 2,298,117) with a weighted-average price of $109.47 (July 31, 2019: $114.32) for the nine months ended July 31, 2020, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.